Earnings Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income (loss)	$ 21,766	$ 17,517	$ (12,343)	$ 45,900	$ 8,901	$ 49,555	$ 26,940	$ 104,356	$ 106,265	$ 180,963
Basic weighted average shares of common stock (in shares)	76,731,868			59,000,000			64,954,244	59,000,000	100	100
Effect of dilutive securities (in shares)	167,615			0			167,615	0
Diluted weighted average shares of common stock (in shares)	76,899,483			59,000,000			65,121,859	59,000,000	100	100
Basic net earnings per share (in dollars per share)	$ 0.28			$ 0.78			$ 0.41	$ 1.77	$ 1,062,650	$ 1,809,630
Diluted earnings per share of common stock (in dollars per share)	$ 0.28			$ 0.78			$ 0.41	$ 1.77	$ 1,062,650	$ 1,809,630